Redeemable Noncontrolling Interests and Noncontrolling Interests - Additional Information (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Nov. 30, 2018 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 20, 2020 CNY (¥)	Mar. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	May 31, 2018	Sep. 29, 2017 shares
Minority Interest [Line Items]
Cash					¥ 360,600,000		$ 55,000,000.0	¥ 18,500,000
Preferred stock redemption discount of subsidiary					14,841,680	$ 2,274,587
Overseas Subsidiary
Minority Interest [Line Items]
Ownership of subsidiaries											62.23%
Equity interests percentage											37.77%
Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Mezzanine equity, shares issued												4,945,055
Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Preferred stock cash consideration					135,400,000	20,000,000
Issuance Costs					435,000	$ 66,667
Preferred stock redemption discount of subsidiary | ¥					14,841,680
Developed Technology Rights
Minority Interest [Line Items]
Finite lived Intangible Assets Acquired | ¥					¥ 9,000,000
Acquired Finite Lived Intangible Assets Useful Life					5 years	5 years
User Data
Minority Interest [Line Items]
Finite lived Intangible Assets Acquired | ¥					¥ 127,100,000
Acquired Finite Lived Intangible Assets Useful Life					3 years	3 years
Fun Literature
Minority Interest [Line Items]
Purchase shares from holders					5 years	5 years
Redemption days					60 days	60 days
Annual compound interest rate					10.00%	10.00%
Fun Literature | Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Simple interest on put option	4.00%
Extended redemption period					5 years	5 years
Mezzanine equity, shares issued		1,097,212	3,763,440						1,097,212	3,763,440
Preferred stock, per share purchase price | $ / shares									$ 3.72	$ 3.72
Mezzanine equity, aggregate amount of redemption		¥ 27,500,000	¥ 97,100,000						$ 4,000,000.0	$ 14,000,000.0
Preferred shares converted basics on issued		9.00%	7.00%
Preferred shares converted basics on outstanding		91.00%	93.00%
Conversion Ratio					1	1
Fun Literature | Series C Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Share price | $ / shares							$ 4.092
Preferred stock cash consideration					¥ 733,200,000	$ 111,800,000
Issuance Costs					¥ 3,100,000	500,000
Fun Literature | Series C Convertible Redeemable Preferred Shares | Share-based Payment Arrangement, Tranche One [Member]
Minority Interest [Line Items]
Number of preferred shares issued					9,776,007		9,776,007
Fun Literature | Series C Convertible Redeemable Preferred Shares | Share-based Payment Arrangement, Tranche Two [Member]
Minority Interest [Line Items]
Number of preferred shares issued					17,676,002		17,676,002
Fun Literature | Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Number of preferred shares issued	8,794,903
Share price | $ / shares	$ 5.69
Preferred stock cash consideration | $	$ 50,000,000
Simple interest on put option	4.00%
Mezzanine equity, shares issued					2,814,305		2,814,305
Fun Literature | Developed Technology Rights
Minority Interest [Line Items]
Finite lived Intangible Assets Acquired					¥ 136,100,000	20,800,000
Fun Literature | Content
Minority Interest [Line Items]
Finite lived Intangible Assets Acquired					¥ 240,000,000.0	$ 36,600,000
Fun Literature | CMC Capital | Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Number of preferred shares issued	8,794,903
Share price | $ / shares	$ 5.69
Preferred stock cash consideration | $	$ 50,000,000
Stock Transferred During Period Value | $				$ 20,000,000
Stock Transferred During Period Shares				4,643,603
Minimum [Member] | Fun Literature | Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Share price | $ / shares							$ 4.307